Contingencies - Indemnification assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	R$ 14,801	R$ 16,480	R$ 19,628
Additions	85	4,891	6,420
Accrued interest	408	476	602
Realized	(2,878)	(1,389)	(279)
Reversals	(3,225)	(5,657)	(9,891)
Balance, End of period	9,191	14,801	16,480
Civil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	1,068	1,694	2,210
Additions		131	2,840
Accrued interest	29	55	56
Realized	(86)	(77)	(33)
Reversals	(212)	(735)	(3,379)
Balance, End of period	799	1,068	1,694
Labor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	13,733	14,786	17,418
Additions	85	4,760	3,580
Accrued interest	379	421	546
Realized	(2,792)	(1,312)	(246)
Reversals	(3,013)	(4,922)	(6,512)
Balance, End of period	R$ 8,392	R$ 13,733	R$ 14,786